Bank Borrowing (Tables)	12 Months Ended
Mar. 31, 2026
Bank Borrowing [Abstract]
Schedule of Bank Borrowing

Bank borrowing consisted of the following:

	Term of repayments	Annual interest rate	March 31, 2026	March 31, 2025

Term loan	5 years	4.25%	$38,103	$83,552
Term loan	5 years	7.75%	338,601	-
			$376,704	$83,552
Representing :-
Within 12 months			$108,059	$46,983
Over 1 year			268,645	36,569

			$376,704	$83,552